EARNINGS (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2021
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

25.       EARNINGS (LOSS) PER SHARE

25.1    Basic

The basic earnings (loss) per share is measured by dividing the profit attributable to the Company’s shareholders by the weighted average common shares issued during the period, excluding the common shares acquired by the Company and held as treasury shares.

	June 30,	June 30,
	2021	2020
Resulted of the period attributable for controlling shareholders’	7,277,867	(15,479,631)
Weighted average number of shares in the period – in thousands	1,361,264	1,361,264
Weighted average treasury shares – in thousands	(12,042)	(12,042)
Weighted average number of outstanding shares – in thousands	1,349,222	1,349,222
Basic loss per common share - R$	5.39412	(11.47301)

25.2    Diluted

The diluted earnings (loss) per share is measured by adjusting the weighted average of outstanding common shares, assuming the conversion of all common shares that would cause dilution.

	June 30,	June 30,
	2021	2020
Resulted of the period attributed to controlling shareholders'	7,277,867	(15,479,631)
Weighted average number of shares in the period (except treasury shares) – in thousands	1,349,222	1,349,222
Adjustment by stock options – in thousands	237
Weighted average number of shares (diluted) – in thousands	1,349,459	1,349,222
Diluted loss per common share - R$	5.39318	(11.47301)

On June 30, 2020, due to the loss in the period, the Company does not consider the dilution effect in the measurement.